LIABILITIES IN RESPECT OF GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2021
Disclosure Of Liabilities In Respect Of Government Grant Abstract
LIABILITIES IN RESPECT OF GOVERNMENT GRANTS
NOTE 12: -	LIABILITIES IN RESPECT OF GOVERNMENT GRANTS

	2021	2020

Balance on January 1,	$3,766	$3,362
Grants received	824	320
Royalties paid	(34)	(22)
Amounts recorded in profit or loss	(160)	106

Balance on December 31,	$4,396	$3,766

The Company received research and development grants from the IIA and undertook to pay royalties of 3% of revenues derived from research and development projects that were financed by the IIA, of up to 100% of the grants received. As of December 31, 2021, the Company received grants amounting to $8,646 (including accrued interest), of which $3,502 were repaid to date.